DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Description of Plan [Line Items]
Schedule of Discretionary Contribution Vesting
The vesting of the Company’s discretionary contributions, if any, is based on a graded schedule as follows:

Years of Service	Vested Percentage
Less than 2 years	0%
2 years but less than 3 years	25%
3 years but less than 4 years	50%
4 years but less than 5 years	75%
5 years or more	100%